Supplement dated October 11, 2013 to the Wilmington Funds Prospectus dated August 31, 2013

(the “Prospectus”)

Effective October 11, 2013, the information in the Prospectus with respect to the Wilmington Multi-Manager Alternatives Fund will be amended, supplemented or replaced as follows:

Termination of Sub-Advisor

Effective at the close of business on October 11, 2013, Madison Street Partners, LLC (“Madison Street”) will cease to be a sub-advisor of the Wilmington Multi-Manager Alternatives Fund (the “Fund”). Accordingly, as of October 11, 2013, all references to Madison Street and its portfolio management team in the Prospectus are hereby deleted and replaced as described below:

The following amends and replaces information in the sub-section entitled “Investment Sub-Advisors” on page 28 of the Prospectus:

Investment Sub-Advisors

Wilmington Trust Investment Advisors, Inc. (“WTIA”), Acuity Capital Management, LLC (“Acuity”), ADAR Investment Management, LLC (“ADAR”), Calypso Capital Management, LP (“Calypso”), TIG Advisors, LLC (“TIG”), Parametric Risk Advisers (“Parametric RA”) and P/E Global LLC (“PE Global”).

Portfolio Managers	Title	Service Date (with the Fund)
Thomas R. Pierce, CFA	Chief Investment Strategist at WTIA	2012
Greg Silberman, CA (SA), CFA	Vice President at WTIA	2012
Joshua A. Savadove, CFA, CAIA	Vice President at WTIA	2012
David J. Harris	Managing Member and Portfolio Manager at Acuity	2012
Howard M. Needle	Managing Member and Portfolio Manager at Acuity	2012
Yehuda Blinder	Managing Member and Portfolio Manager at ADAR	2012
Mark Monroe	Partner and Portfolio Manager at ADAR	2012
Casey Gard	Managing Partner and Portfolio Manager at Calypso	2012
Stefan Mykytiuk	Portfolio Manager at TIG	2012
Ken Everding	Managing Director and Portfolio Manager at Parametric RA	2012
Jonathan Orseck	Managing Director and Portfolio Manager at Parametric RA	2012
Warren S. Naphtal	Chief Investment Officer at PE Global	2013
J. Richard Zecher, PhD.	Strategist and Risk Manager at PE Global	2013

The reference to Madison Street on page 113 is hereby deleted.

The following amends and replaces certain information on page 114 of the Prospectus under the sub-section entitled “Portfolio Manager Responsibilities” for the Fund:

Multi-Manager Alternatives Fund – Thomas R. Pierce, CFA, Greg Silberman, CFA, CA( SA) and Joshua A. Savadove, CFA, CAIA of WTIA are responsible for the day-to-day management of the Multi-Manager Alternatives Fund. Howard M. Needle and David J. Harris are responsible for the day-to-day management of any portion of the Fund allocated to Acuity Capital. Yehuda Blinder and Mark Monroe are responsible for the day-to-day management of any portion of the Fund allocated to ADAR. Casey Gard is responsible for the day-to-day management of any portion of the Fund allocated to Calypso. Stefan Mykytiuk is responsible for the day-to-day management of any portion of the Fund allocated to TIG. Ken Everding and Jonathan Orseck are responsible for the day-to-day management of any portion of the Fund allocated to Parametric RA. Warren S. Naphtal and J. Richard Zecher, PhD., are responsible for the day-to-day management of any portion of the Fund allocated to PE Global.

The “Portfolio Manager Biographies” of the Madison Street portfolio managers (Drew M. Hayworth and Steven C. Owsley) on pages 115-121 of the Prospectus are hereby deleted.

Please keep this Supplement for future reference.

SP-WT-PRO-001-1013

Supplement dated October 11, 2013 to the Wilmington Funds Statement of Additional Information dated August 31, 2013 (the “SAI”)

Effective at the close of business on October 11, 2013, Madison Street Partners, LLC (“Madison Street”) will cease to be a sub-advisor of the Wilmington Multi-Manager Alternatives Fund (the “Fund”). Accordingly, as of October 11, 2013, all references to Madison Street and its portfolio management team in the SAI are hereby deleted and replaced as described below:

The following amends and replaces the information pertaining to the Fund on page 90 of the SAI:

MULTI-MANAGER ALTERNATIVES FUND

Each of Acuity Capital Management, LLC (“Acuity”), ADAR Investment Management LLC (“ADAR”), Calypso Capital Management, LP (“Calypso”), TIG Advisors, LLC (“TIG”), Parametric Risk Advisers (“Parametric RA”) and P/E Global LLC (“PE Global”) act as sub-advisors to the Fund.

Acuity is located at 60 Arch Street, Greenwich, CT 06830. Howard M. Needle and David J. Harris each may be deemed to control Acuity by virtue of owning greater than 25% of Acuity.

ADAR is located at 156 West 56th St., Suite 801 New York, NY 10019. Blinder Management LLC owns greater than 75% of ADAR. The Blinder 2004 Family Trust owns greater than 75% of Blinder Management LLC.

Calypso is located at 135 East 57th Street, 20th Floor, New York, NY 10022. Casey Gard may be deemed to control Calypso by virtue of owning greater than 25% of its general partner.

TIG is located at 520 Madison Avenue, 26th Floor, New York, NY 10022. Carl H. Tiedemann may be deemed to control TIG by virtue of owning greater than 25% of TIG.

Parametric RA is located at 518 Riverside Avenue, 1st Floor, Westport, CT 06880.

PE Global is located at 75 State Street, 31st Floor, Boston, MA 02109.

The Fund is directly responsible for paying the following sub-advisors the following sub-advisory fees as a percentage of average daily net assets allocated to and managed by a sub-advisor:

SUB-ADVISOR	SUBADVISORY FEE AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS (“ASSETS”)
Acuity	1.00%
ADAR	1.00%
Calypso	1.00%
TIG	1.00%
Parametric RA	0.90%
PE Global	1.00%

Of the 2.26% management fee disclosed in the Fund’s fee table in the summary prospectus, 1.26% may be allocated to sub-advisers (other than WTIA) that assist in managing the Fund’s assets.

All references to Madison Street and its portfolio management team on page 109-110 of the SAI are hereby deleted.

The following amends and replaces the “Addresses” information pertaining to Sub-Advisors to the Fund in the SAI:

Sub-advisors to Wilmington Multi-Manager Alternatives Fund

Acuity Capital Management, LLC

60 Arch Street, 2 Floor

Greenwich, Connecticut 06830

ADAR Investment Management LLC

156 West 56 Street, Suite 801

New York, New York 10019

Calypso Capital Management, LP

135 East 57 Street, 20th Floor

New York, New York 10022

Parametric Risk Advisors, LLC

274 Riverside Avenue, 1st Floor

Westport, Connecticut 06880

P/E Global LLC

75 State Street, 31 Floor

Boston, MA 02109

TIG Advisors, LLC

520 Madison Avenue, 26 Floor

New York, New York 10022

Please keep this Supplement for future reference.

SP-WT-SAI-001-1013